Debt	3 Months Ended
Sep. 30, 2011
Debt
Debt Disclosure [Text Block]
8.	NOTES PAYABLE

Notes payable consist of the following:

	September 30, 2011	December 31, 2010
Convertible promissory note; interest at 12.5% of face amount, payable quarterly; this note is unsecured and matured in November 2003 (convertible into approximately 107,843 shares at September 30, 2011 and December 31, 2010) (1)	$55,000	$55,000

Secured promissory note from a shareholder; interest at 6%, requires monthly installments of interest only through December 30, 2010 then monthly installments of $3,301 including principal and interest; maturing December 30, 2011; secured by all tangible and intangible assets of the Company (2)	279,923	297,300

	334,923	352,300

Less current portion	78,450	77,452

	$256,473	$274,848

(1)

This convertible promissory note matured in November 2003. The Company has been unable to pay this note and has been making quarterly interest payments.  The lender has not made any demands for payment of the principal.  At September 30, 2011, the outstanding principal and accrued interest of the convertible promissory note was $56,733.

(2)

The Company agreed to issue additional shares of stock to the shareholder in the event that any additional shares are issued at less than $.50 per share, excluding employee stock options, prior to the payment in full of the secured promissory note. At September 30, 2011, the outstanding principal and interest of the secured promissory note was $280,613.

Summary of Troubled Debt Restructuring Note, Debtor [Table Text Block]
11.	COMMON STOCK

Stock options for 725,697 shares of the Company’s common stock were exercised in May 2011 for $7,256.

On December 29, 2009 the Company converted $248,578 of accrued interest on an interim loan from a shareholder into 497,156 restricted shares of the Company’s common stock valued at $.50 per share. These shares were equal to approximately 6.8% of the total number of shares outstanding and were issued on January 20, 2010. During the fourth quarter of 2009 this transaction was accounted for as a troubled debt restructuring and a gain on debt forgiveness of $235,663 was recorded. In connection with the conversion, the Company also agreed to issue additional shares of stock to the holder of a secured promissory note in the event that any additional shares are issued at less than $.50 per share, excluding employee stock options, prior to the payment in full of the secured promissory note (see Note 8 — Notes Payable). During the nine months ended September 30, 2011, no shares other than employee stock options shares were issued by the Company at less than $.50 per share.